Operating loans and long-term debt - Narrative (Details) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 01, 2021	Feb. 01, 2021 USD ($)	Feb. 01, 2021 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Deferred Financing Fee								$ 2
Letters of Credit, Amount Drawn								288
Total debt		$ 595	$ 571					857
Borrowings, Amount Reduced		665
Borrowings, Premiums Paid		60
Gain (loss) on Settlement of Borrowings		5
Notional amount		720
Long-term debt (note 12)		1	6					2
revolving credit facility which matures July 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, Redeem and Re-Paid	$ 1
Revolving Bank Line
Disclosure of detailed information about borrowings [line items]
Deferred Financing Fee		1	2
Senior notes due April 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.25%	6.25%
Senior notes due April 2023 | Norbord, Inc.
Disclosure of detailed information about borrowings [line items]
Total debt						$ 315
Purchase Price Fair Value Measurement, Increase		55
Senior notes due July 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					5.75%
Borrowings, Redeem and Re-Paid	$ 1
Senior notes due July 2027 | Norbord, Inc.
Disclosure of detailed information about borrowings [line items]
Total debt						350
Term loan due August 2024; floating interest rate
Disclosure of detailed information about borrowings [line items]
Notional amount		200
Committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity		850					$ 850
Committed revolving credit facility | Revolving credit facility due April 2024
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity		450				450	$ 150
Committed revolving credit facility | revolving credit facility which matures July 2026
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity		$ 1,000
Borrowings, maturity		five-year
Undrawn borrowing facilities		$ 1,000
Letters of Credit Outstanding, Amount		25
Committed revolving credit facility | revolving credit facility which matures July 2026 | Joint operations
Disclosure of detailed information about borrowings [line items]
Letters of Credit Outstanding, Amount		$ 6		$ 8
Term loan
Disclosure of detailed information about borrowings [line items]
Total debt						$ 200
Interest rate swap contracts
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.14%		1.14%
Gains (losses) on financial liabilities at fair value through profit or loss		$ 6	(4)
Interest rate swap contracts | Financial assets or financial liabilities at FVTPL
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 12)		1	6					2
Interest rate swap contracts | Term loan due August 2024; floating interest rate
Disclosure of detailed information about borrowings [line items]
Notional amount		200
Dedicated Letters of Credit
Disclosure of detailed information about borrowings [line items]
Notional amount		137	101					69
Open letters of credit
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 65	$ 50					$ 47